Document And Entity Information	Nov. 18, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 18, 2025
Entity Registrant Name	Exodus Movement, Inc.
Entity Central Index Key	0001821534
Entity Emerging Growth Company	true
Entity File Number	001-42047
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3548560
Entity Address, Address Line One	15418 Weir St.
Entity Address, Address Line Two	#333
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68137
City Area Code	833
Local Phone Number	992-2566
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, par value $0.000001 per share
Trading Symbol	EXOD
Security Exchange Name	NYSEAMER
Amendment Description	Exodus Movement, Inc. (the “Company”) is filing this Amendment to the Form 8-K filed on November 25, 2025 (the “Form 8-K”) to correct that filing in two respects: first, to remove the EDGAR notation indicating that the Form 8-K is providing Item 2.03 disclosure, which is incorrect; and second, to file Exhibit 99.2, which was omitted in the Form 8-K. The Company is re-filing all exhibits in their entirety to provide a complete record in one filing. This Amendment supersedes the Form 8-K.